Operating Segments - Reconciliation of Total Segment Operating Income to Consolidated Operating Profit from Continuing Operations (Parenthetical) (Detail) - KRW (₩) ₩ in Billions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of operating segments [line items]
Penalties expenses	₩ 6.1	₩ 17.0	₩ 51.2
Other [member]
Disclosure of operating segments [line items]
Gain loss on sale of business			₩ 12.0